Federated Hermes Government Obligations Fund Average Annual Total Returns - Select Shares [Member] - SEL	12 Months Ended	60 Months Ended	107 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	2.41%	1.60%
Performance Inception Date			Feb. 01, 2016